787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

April 27, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Trust
Securities Act File No. 33-58125,
Investment Company Act File No. 811-07621
Post-Effective Amendment No. 32

Ladies and Gentlemen:

On behalf of Credit Suisse Trust (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940, Post-Effective Amendment No. 32 (the “Amendment”) to the Trust’s registration statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of bringing the financial statements contained in the registration statement and other information up-to-date pursuant to Section 3-18 of Regulation S-X, and to make other non-material changes.  The Amendment will become effective automatically on May 1, 2010.

We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments, please call me at (212) 728-8558.

Very truly yours,

/s/Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	J. Kevin Gao, Esq.
Rose F. DiMartino, Esq.
Elliot J. Gluck, Esq.

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